UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 3/31/04

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Halcyon Offshore Mgmt. Co. LLC
Address: 477 Madison Avenue
         8th Floor
         New York, NY  10022

13F File Number:  28-04695

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      James Pasquarelli
Title:     Chief Financial Officer
Phone:     212-303-9414

Signature, Place, and Date of Signing:

     James Pasquarelli     New York, NY     May 14, 2004


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE THE SECURITIES EXCHANGE
ACT OF 1934.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     32

Form13F Information Table Value Total:     $174,626 thousands


List of Other Included Managers:

List of Other Managers Reporting for this Manager:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
McLeod USA                     COMMON           582266706       78    52521     X    SOLE                    52521
Conseco Com                    COMMON           208464883      544    23500     X    SOLE                    23500
Powerwave Tech. Inc.           COMMON           739363109     1198   153626     X    SOLE                   153626
FEMSA                          COMMON           344419106     1361    27619     X    SOLE                    27619
NTL Inc.                       COMMON           62940M104     1423    23900     X    SOLE                    23900
Bioveris Corp.                 COMMON           090676107     2043   172411     X    SOLE                   172411
Greenpoint Financial Corp      COMMON           395384100     2692    61595     X    SOLE                    61595
Neiman Marcus cl B             COMMON           640204301     2927    58369     X    SOLE                    58369
Comdisco Hldg Co Inc Common    COMMON           200334100     3456    93405     X    SOLE                    93405
Maxwell Shoe Inc               COMMON           577766108     3516   156277     X    SOLE                   156277
Titan Corp                     COMMON           888266103     3618   179186     X    SOLE                   179186
US Oncology                    COMMON           90338W103     3680   248831     X    SOLE                   248831
Gartner Inc Class B            COMMON           366651206     4452   388790     X    SOLE                   388790
Allete Inc.                    COMMON           018522102     6654   189624     X    SOLE                   189624
Comcast K                      COMMON           20030N200     6858   245987     X    SOLE                   245987
Walt Disney Corp.              COMMON           254687106     7682   307408     X    SOLE                   307408
FleetBoston Financial Corp     COMMON           339030108    10459   232935     X    SOLE                   232935
PCS Sprint                     COMMON           852061506    11611  1262087     X    SOLE                  1262087
Allstream                      COMMON           02004C204    35311   627755     X    SOLE                   627755
Plains Resources Inc.          COMMON           726540503    16725   919971     X    SOLE                   919971
AT&T Wireless                  COMMON           00209A106    42304  3108330     X    SOLE                  3108330
AT&T May 20 Put                OPTION           001957109      361     3435     X    SOLE                     3435
AT&T Wireless April 10 call    OPTION           00209A106     1647     4575     X    SOLE                     4575
AT&T Wirlss Jan 05 12.5 call   OPTION           00209A106      854     4382     X    SOLE                     4382
AT&T Wireless Jan 10 '05 call  OPTION           00209A106      517     1261     X    SOLE                     1261
Cox Sept 32.50 Put             OPTION           224044107      328     1151     X    SOLE                     1151
Mony Group Inc. May 30 put     OPTION           615337102       65     1856     X    SOLE                     1856
Netscreen June 35 call         OPTION           64117V107     1395     3099     X    SOLE                     3099
Novartis April 45 put          OPTION           66987V109      741     2798     X    SOLE                     2798
Novartis April 40 put          OPTION           66987V109       56     1867     X    SOLE                     1867
Novartis APril 52.50 put       OPTION           66987V109       68     1881     X    SOLE                     1881
US Oncology April 15 Call      OPTION           90338W103        2      243     X    SOLE                      243